Related Party - Related Party Transactions (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 3,808,000	€ 3,334,000	€ 11,946,000	€ 10,962,000
Long-term employee benefits	0	58,000		180,000
Post-employment benefits	178,000	174,000	648,000	558,000
Termination benefits	(79,000)	0	(79,000)	1,953,000
Share-based compensation expenses	0	12,406,000	2,952,000	15,142,000
Key management personnel compensation, Total	3,907,000	15,972,000	15,467,000	28,795,000
Other Related Party Transactions
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	€ 100,000	€ 0	€ 200,000	€ 0